Commitments and contingencies (Schedule of Capital Leases in Property, Plant And Equipment) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Capital Leased Assets [Line Items]
Capital leased assets, gross	€ 2,998	€ 3,006
Less accumulated depreciation	(2,998)	(3,006)
Capital leased assets, net	0	0
Machinery and equipment [Member]
Capital Leased Assets [Line Items]
Capital leased assets, gross	2,729	2,737
Furniture and fixtures [Member]
Capital Leased Assets [Line Items]
Capital leased assets, gross	€ 269	€ 269